Distribution Date:	08/17/26	BANK 2020-BNK25
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	General Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	20		Attention: Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
Historical Detail	21		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539WAW6	1.884000%	15,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-2	06539WAX4	2.759000%	8,461,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-3	06539WAY2	2.391000%	61,183,000.00	17,759,747.13	9,156,782.50	35,386.30	0.00	0.00	9,192,168.80	8,602,964.63	22.58%	21.63%
A-SB	06539WAZ9	2.613000%	22,612,000.00	15,457,992.53	593,782.93	33,659.78	0.00	0.00	627,442.71	14,864,209.60	22.58%	21.63%
A-4	06539WBA3	2.399000%	417,000,000.00	417,000,000.00	0.00	833,652.50	0.00	0.00	833,652.50	417,000,000.00	22.58%	21.63%
A-5	06539WBB1	2.649000%	562,284,000.00	562,284,000.00	0.00	1,241,241.93	0.00	0.00	1,241,241.93	562,284,000.00	22.58%	21.63%
A-S	06539WBE5	2.841000%	194,070,000.00	194,070,000.00	0.00	459,460.72	0.00	0.00	459,460.72	194,070,000.00	22.58%	21.63%
B	06539WBF2	3.043000%	62,102,000.00	62,102,000.00	0.00	157,480.32	0.00	0.00	157,480.32	62,102,000.00	18.56%	17.82%
C	06539WBG0	3.462449%	58,221,000.00	58,221,000.00	0.00	167,989.35	0.00	0.00	167,989.35	58,221,000.00	14.79%	14.26%
D	06539WAA4	2.500000%	36,874,000.00	36,874,000.00	0.00	76,820.83	0.00	0.00	76,820.83	36,874,000.00	12.41%	12.01%
E	06539WAC0	2.500000%	21,347,000.00	21,347,000.00	0.00	44,472.92	0.00	0.00	44,472.92	21,347,000.00	11.03%	10.70%
F	06539WAE6	2.024449%	29,111,000.00	29,111,000.00	0.00	49,111.44	0.00	0.00	49,111.44	29,111,000.00	9.14%	8.92%
G	06539WAG1	2.024449%	15,525,000.00	15,525,000.00	0.00	26,191.30	0.00	0.00	26,191.30	15,525,000.00	8.14%	7.97%
H*	06539WAJ5	2.024449%	48,518,274.00	48,518,274.00	0.00	77,655.91	0.00	0.00	77,655.91	48,518,274.00	5.00%	5.00%
RR Interest	N/A	3.524449%	81,713,593.41	77,803,684.96	513,187.65	228,291.72	0.00	0.00	741,479.37	77,290,497.31	0.00%	0.00%
R	06539WBH8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539WBK1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,634,271,867.41	1,556,073,698.62	10,263,753.08	3,431,415.02	0.00	0.00	13,695,168.10	1,545,809,945.54

X-A	06539WBC9	0.983487%	1,086,790,000.00	1,012,501,739.66	0.00	829,818.19	0.00	0.00	829,818.19	1,002,751,174.23
X-B	06539WBD7	0.528464%	314,393,000.00	314,393,000.00	0.00	138,454.60	0.00	0.00	138,454.60	314,393,000.00
X-D	06539WAN6	1.024449%	58,221,000.00	58,221,000.00	0.00	49,703.69	0.00	0.00	49,703.69	58,221,000.00
X-F	06539WAQ9	1.500000%	29,111,000.00	29,111,000.00	0.00	36,388.75	0.00	0.00	36,388.75	29,111,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06539WAS5	1.500000%	15,525,000.00	15,525,000.00	0.00	19,406.25	0.00	0.00	19,406.25	15,525,000.00
X-H	06539WAU0	1.500000%	48,518,274.00	48,518,274.00	0.00	60,647.84	0.00	0.00	60,647.84	48,518,274.00
Notional SubTotal			1,552,558,274.00	1,478,270,013.66	0.00	1,134,419.32	0.00	0.00	1,134,419.32	1,468,519,448.23

Deal Distribution Total					10,263,753.08	4,565,834.34	0.00	0.00	14,829,587.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539WAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06539WAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	06539WAY2	290.27257784	149.66220192	0.57836817	0.00000000	0.00000000	0.00000000	0.00000000	150.24057009	140.61037592
A-SB	06539WAZ9	683.61898682	26.25963780	1.48858040	0.00000000	0.00000000	0.00000000	0.00000000	27.74821820	657.35934902
A-4	06539WBA3	1,000.00000000	0.00000000	1.99916667	0.00000000	0.00000000	0.00000000	0.00000000	1.99916667	1,000.00000000
A-5	06539WBB1	1,000.00000000	0.00000000	2.20750000	0.00000000	0.00000000	0.00000000	0.00000000	2.20750000	1,000.00000000
A-S	06539WBE5	1,000.00000000	0.00000000	2.36749997	0.00000000	0.00000000	0.00000000	0.00000000	2.36749997	1,000.00000000
B	06539WBF2	1,000.00000000	0.00000000	2.53583331	0.00000000	0.00000000	0.00000000	0.00000000	2.53583331	1,000.00000000
C	06539WBG0	1,000.00000000	0.00000000	2.88537383	0.00000000	0.00000000	0.00000000	0.00000000	2.88537383	1,000.00000000
D	06539WAA4	1,000.00000000	0.00000000	2.08333324	0.00000000	0.00000000	0.00000000	0.00000000	2.08333324	1,000.00000000
E	06539WAC0	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
F	06539WAE6	1,000.00000000	0.00000000	1.68704064	0.00000000	0.00000000	0.00000000	0.00000000	1.68704064	1,000.00000000
G	06539WAG1	1,000.00000000	0.00000000	1.68704026	0.00000000	0.00000000	0.00000000	0.00000000	1.68704026	1,000.00000000
H	06539WAJ5	1,000.00000000	0.00000000	1.60054972	0.08649092	1.04423294	0.00000000	0.00000000	1.60054972	1,000.00000000
RR Interest	N/A	952.15106463	6.28032165	2.79380346	0.00270286	0.03314981	0.00000000	0.00000000	9.07412511	945.87074298
R	06539WBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539WBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06539WBC9	931.64432840	0.00000000	0.76354971	0.00000000	0.00000000	0.00000000	0.00000000	0.76354971	922.67243371
X-B	06539WBD7	1,000.00000000	0.00000000	0.44038703	0.00000000	0.00000000	0.00000000	0.00000000	0.44038703	1,000.00000000
X-D	06539WAN6	1,000.00000000	0.00000000	0.85370725	0.00000000	0.00000000	0.00000000	0.00000000	0.85370725	1,000.00000000
X-F	06539WAQ9	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06539WAS5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06539WAU0	1,000.00000000	0.00000000	1.24999995	0.00000000	0.00000000	0.00000000	0.00000000	1.24999995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	35,386.30	0.00	35,386.30	0.00	0.00	0.00	35,386.30	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	33,659.78	0.00	33,659.78	0.00	0.00	0.00	33,659.78	0.00
A-4	07/01/26 - 07/30/26	30	0.00	833,652.50	0.00	833,652.50	0.00	0.00	0.00	833,652.50	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,241,241.93	0.00	1,241,241.93	0.00	0.00	0.00	1,241,241.93	0.00
X-A	07/01/26 - 07/30/26	30	0.00	829,818.19	0.00	829,818.19	0.00	0.00	0.00	829,818.19	0.00
X-B	07/01/26 - 07/30/26	30	0.00	138,454.60	0.00	138,454.60	0.00	0.00	0.00	138,454.60	0.00
X-D	07/01/26 - 07/30/26	30	0.00	49,703.69	0.00	49,703.69	0.00	0.00	0.00	49,703.69	0.00
X-F	07/01/26 - 07/30/26	30	0.00	36,388.75	0.00	36,388.75	0.00	0.00	0.00	36,388.75	0.00
X-G	07/01/26 - 07/30/26	30	0.00	19,406.25	0.00	19,406.25	0.00	0.00	0.00	19,406.25	0.00
X-H	07/01/26 - 07/30/26	30	0.00	60,647.84	0.00	60,647.84	0.00	0.00	0.00	60,647.84	0.00
A-S	07/01/26 - 07/30/26	30	0.00	459,460.72	0.00	459,460.72	0.00	0.00	0.00	459,460.72	0.00
B	07/01/26 - 07/30/26	30	0.00	157,480.32	0.00	157,480.32	0.00	0.00	0.00	157,480.32	0.00
C	07/01/26 - 07/30/26	30	0.00	167,989.35	0.00	167,989.35	0.00	0.00	0.00	167,989.35	0.00
D	07/01/26 - 07/30/26	30	0.00	76,820.83	0.00	76,820.83	0.00	0.00	0.00	76,820.83	0.00
E	07/01/26 - 07/30/26	30	0.00	44,472.92	0.00	44,472.92	0.00	0.00	0.00	44,472.92	0.00
F	07/01/26 - 07/30/26	30	0.00	49,111.44	0.00	49,111.44	0.00	0.00	0.00	49,111.44	0.00
G	07/01/26 - 07/30/26	30	0.00	26,191.30	0.00	26,191.30	0.00	0.00	0.00	26,191.30	0.00
H	07/01/26 - 07/30/26	30	46,389.73	81,852.30	0.00	81,852.30	4,196.39	0.00	0.00	77,655.91	50,664.38
RR Interest	07/01/26 - 07/30/26	30	2,480.64	228,512.58	0.00	228,512.58	220.86	0.00	0.00	228,291.72	2,708.79
Totals			48,870.37	4,570,251.59	0.00	4,570,251.59	4,417.25	0.00	0.00	4,565,834.34	53,373.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	14,829,587.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,592,993.95	Master Servicing Fee	14,461.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,034.58
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	669.98
ARD Interest	0.00	Operating Advisor Fee	951.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	334.99
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,592,993.95	Total Fees	22,742.37

Principal		Expenses/Reimbursements
Scheduled Principal	415,096.45	Reimbursement for Interest on Advances	832.38
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	9,848,656.63	Special Servicing Fees (Monthly)	3,160.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	423.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,263,753.08	Total Expenses/Reimbursements	4,417.25

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,565,834.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,263,753.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,829,587.42
Total Funds Collected	14,856,747.03	Total Funds Distributed	14,856,747.04

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,556,073,699.37	1,556,073,699.37	Beginning Certificate Balance	1,556,073,698.62
(-) Scheduled Principal Collections	415,096.45	415,096.45	(-) Principal Distributions	10,263,753.08
(-) Unscheduled Principal Collections	9,848,656.63	9,848,656.63	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,545,809,946.29	1,545,809,946.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,556,105,093.28	1,556,105,093.28	Ending Certificate Balance	1,545,809,945.54
Ending Actual Collateral Balance	1,545,856,473.33	1,545,856,473.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.75)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.75)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP
1,000,000 or less	1	861,374.42	0.06%	41	3.3800	1.620000	1.75 or less	28	330,011,108.99	21.35%	40	3.6314	1.297904
1,000,001 to 2,000,000	5	6,790,478.12	0.44%	41	3.3088	1.997717	1.76 to 2.00	2	89,130,075.37	5.77%	42	3.4387	1.923823
2,000,001 to 3,000,000	4	10,118,301.09	0.65%	41	3.3473	0.723272	2.01 to 2.25	7	175,211,702.76	11.33%	29	3.4719	2.120135
3,000,001 to 4,000,000	4	13,361,010.33	0.86%	41	3.5518	0.924954	2.26 to 2.50	7	209,248,904.67	13.54%	39	3.2349	2.327039
4,000,001 to 5,000,000	2	9,724,653.78	0.63%	41	3.3431	0.781860	2.51 to 2.75	4	141,647,086.96	9.16%	40	3.4393	2.721136
5,000,001 to 6,000,000	5	26,918,659.81	1.74%	40	3.7845	3.192184	2.76 to 3.00	4	95,470,000.00	6.18%	41	3.5303	2.886521
6,000,001 to 7,000,000	3	19,271,775.10	1.25%	41	3.6840	1.797377	3.01 or greater	21	465,266,067.54	30.10%	40	3.2914	4.251245
7,000,001 to 8,000,000	10	75,958,502.05	4.91%	41	3.4989	2.400296	Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	2	18,731,705.47	1.21%	40	3.5336	1.885138
10,000,001 to 15,000,000	11	141,083,972.07	9.13%	40	3.7473	2.256476
15,000,001 to 20,000,000	3	52,150,000.00	3.37%	41	3.4432	3.032291
20,000,001 to 30,000,000	8	205,329,514.05	13.28%	40	3.5558	3.007515
30,000,001 to 50,000,000	7	336,350,000.00	21.76%	40	3.1485	2.886147
50,000,001 to 70,000,000	4	258,050,000.00	16.69%	32	3.6639	1.937216
70,000,001 to 80,000,000	2	150,000,000.00	9.70%	39	3.1000	2.327350
80,000,001 to 90,000,000	1	81,285,000.00	5.26%	42	3.4050	1.936700
90,000,001 or greater	1	100,000,000.00	6.47%	40	3.1702	6.455300
Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP
							Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP
Arizona	1	37,450,000.00	2.42%	40	3.4800	1.606900
							Industrial	7	42,652,959.64	2.76%	41	3.7358	2.892640
California	15	270,565,022.08	17.50%	39	3.4890	2.447238
							Lodging	9	267,753,027.36	17.32%	33	3.5115	3.999155
Colorado	2	62,150,000.00	4.02%	8	3.8430	2.300402
							Mixed Use	3	15,308,330.40	0.99%	40	3.6388	3.164595
Florida	5	46,578,865.44	3.01%	40	3.7415	3.616172
							Multi-Family	39	310,704,536.19	20.10%	40	3.5402	1.728842
Idaho	1	5,350,000.00	0.35%	40	4.0900	3.035800
							Office	14	631,936,909.05	40.88%	40	3.2570	2.495746
Illinois	3	17,920,000.00	1.16%	41	3.7500	2.919100
							Other	2	48,900,000.00	3.16%	41	3.2678	2.825400
Kansas	1	7,845,075.37	0.51%	40	3.7880	1.790400
							Retail	6	148,845,337.25	9.63%	41	3.5533	2.842636
Maryland	1	65,400,000.00	4.23%	39	3.3980	2.738700
							Self Storage	5	39,883,846.40	2.58%	40	3.5997	3.229623
Massachusetts	1	7,202,000.00	0.47%	41	3.7500	2.919100
							Totals	88	1,545,809,946.29	100.00%	39	3.4240	2.728340
Missouri	1	15,000,000.00	0.97%	39	3.9620	1.301400

Montana	1	7,270,049.27	0.47%	40	3.8290	3.255300

Nevada	3	114,987,929.40	7.44%	40	3.2526	5.873508

New Jersey	1	81,285,000.00	5.26%	42	3.4050	1.936700

New Mexico	1	10,465,000.00	0.68%	40	3.8550	3.022400

New York	35	533,643,757.33	34.52%	40	3.2371	2.292559

North Carolina	2	46,500,000.00	3.01%	41	3.4440	3.064730

Texas	5	97,568,000.00	6.31%	41	3.7209	2.012575

Vermont	1	3,254,247.40	0.21%	40	4.3600	2.474200

Virginia	2	48,900,000.00	3.16%	41	3.2678	2.825400

Washington	3	26,650,000.00	1.72%	40	3.2716	4.293920

Totals	88	1,545,809,946.29	100.00%	39	3.4240	2.728340

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP
	3.000% or less	5	250,000,000.00	16.17%	40	2.8938	2.977940	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.250%	5	203,136,124.71	13.14%	39	3.2064	4.495785	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	33	534,324,223.83	34.57%	40	3.3879	2.468792	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	11	202,023,734.47	13.07%	40	3.6202	2.451113	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	14	264,190,163.79	17.09%	33	3.8345	1.954156	49 months or greater	73	1,505,984,946.29	97.42%	39	3.4168	2.720594
	4.001% to 4.250%	3	38,100,000.00	2.46%	41	4.0762	2.350576	Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
	4.251% or greater	2	14,210,699.49	0.92%	41	4.2906	1.357252
	Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP
	60 months or less	73	1,505,984,946.29	97.42%	39	3.4168	2.720594	Interest Only	40	1,287,170,000.00	83.27%	39	3.3810	2.907191
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	1,138,102.38	0.07%	41	3.2600	1.330000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	26	186,244,347.00	12.05%	40	3.6710	1.791946
	Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340	301 months to 420 months	6	31,432,496.91	2.03%	41	3.3825	0.632159
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,825,000.00	2.58%	41	3.6966	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	100,000,000.00	6.47%	40	3.0722	3.562500	61 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	1,350,741,910.99	87.38%	39	3.4390	2.727896	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	14	55,243,035.30	3.57%	41	3.4984	1.018045	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,545,809,946.29	100.00%	39	3.4240	2.728340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310954014	OF	New York	NY	Actual/360	2.950%	190,520.83	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	08/06/26
1A	453012277				Actual/360	2.950%	63,506.94	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	08/06/26
2	310952438	OF	New York	NY	Actual/360	2.990%	128,736.11	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	08/06/26
2A	310954220				Actual/360	2.990%	128,736.11	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	08/06/26
3	323190003	LO	Las Vegas	NV	Actual/360	3.170%	272,985.40	0.00	0.00	N/A	12/05/29	--	100,000,000.00	100,000,000.00	08/05/26
4	1959191	OF	Jersey City	NJ	Actual/360	3.405%	238,334.39	0.00	0.00	N/A	02/05/30	--	81,285,000.00	81,285,000.00	08/05/26
5	300801971	MF	Long Island City	NY	Actual/360	3.250%	209,895.83	0.00	0.00	N/A	10/10/29	--	75,000,000.00	75,000,000.00	08/10/26
6	310952276	RT	Brooklyn	NY	Actual/360	3.359%	144,615.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	08/01/26
6A	310954178				Actual/360	3.359%	72,307.50	0.00	0.00	N/A	01/01/30	--	25,000,000.00	25,000,000.00	08/01/26
7	453012269	OF	New York	NY	Actual/360	3.610%	217,602.78	0.00	0.00	N/A	12/01/29	--	70,000,000.00	70,000,000.00	08/01/26
8	1959825	MF	Various	TX	Actual/360	3.800%	222,511.11	0.00	0.00	N/A	01/01/30	--	68,000,000.00	68,000,000.00	08/01/26
9	323190009	OF	Rockville	MD	Actual/360	3.398%	191,364.03	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	08/05/26
10	310953184	LO	Denver	CO	Actual/360	3.882%	182,685.84	0.00	0.00	N/A	12/11/26	--	54,650,000.00	54,650,000.00	08/11/26
11	300801963	OF	San Francisco	CA	Actual/360	3.450%	148,541.67	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	08/01/26
12	323190012	OF	San Francisco	CA	Actual/360	2.589%	111,470.83	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	08/06/26
13	300802020	98	Sterling	VA	Actual/360	3.268%	137,601.61	0.00	0.00	N/A	01/06/30	--	48,900,000.00	48,900,000.00	08/01/26
15	1959724	OF	Phoenix	AZ	Actual/360	3.480%	112,225.17	0.00	0.00	N/A	12/01/29	--	37,450,000.00	37,450,000.00	08/01/26
16	300802056	LO	Charlotte	NC	Actual/360	3.455%	87,766.60	0.00	0.00	N/A	01/01/30	--	29,500,000.00	29,500,000.00	08/01/26
17	1959889	RT	Wylie	TX	Actual/360	3.525%	84,232.81	0.00	0.00	N/A	12/01/29	--	27,750,000.00	27,750,000.00	08/01/26
18	1958902	IN	Various	Various	Actual/360	3.750%	86,993.75	0.00	0.00	N/A	01/06/30	--	26,940,000.00	26,940,000.00	08/06/26
19	600952422	RT	Carson	CA	Actual/360	4.070%	91,998.96	0.00	0.00	N/A	01/11/30	--	26,250,000.00	26,250,000.00	08/11/26
20	300801949	LO	Bakersfield	CA	Actual/360	3.830%	78,909.67	36,604.03	0.00	N/A	10/01/29	--	23,926,118.08	23,889,514.05	08/01/26
21	300802060	OF	Folsom	CA	Actual/360	3.490%	63,110.83	0.00	0.00	N/A	01/01/30	--	21,000,000.00	21,000,000.00	08/01/26
22	310952822	OF	Beverly Hills	CA	Actual/360	3.605%	62,086.11	0.00	0.00	N/A	01/11/30	--	20,000,000.00	20,000,000.00	08/11/26
23	300802025	LO	Charlotte	NC	Actual/360	3.425%	50,138.19	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	08/01/26
24	300802027	LO	Calabasas	CA	Actual/360	3.710%	54,310.28	0.00	0.00	N/A	01/01/30	10/01/29	17,000,000.00	17,000,000.00	08/01/26
25	310953105	LO	Fort Lauderdale	FL	Actual/360	3.790%	46,204.37	29,537.57	0.00	N/A	12/11/29	--	14,157,437.28	14,127,899.71	08/11/26
26	310953102	LO	Pembroke Pines	FL	Actual/360	3.790%	44,855.85	28,675.50	0.00	N/A	12/11/29	--	13,744,239.83	13,715,564.33	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	310952558	MF	Durham	NC	Actual/360	3.670%	48,036.22	0.00	0.00	N/A	12/11/29	--	15,200,000.00	15,200,000.00	08/11/26
28	300802016	Various Tacoma		WA	Actual/360	3.250%	42,398.96	0.00	0.00	N/A	12/01/29	--	15,150,000.00	15,150,000.00	08/01/26
29	310953596	MF	St Louis	MO	Actual/360	3.962%	51,175.83	0.00	0.00	N/A	11/11/29	--	15,000,000.00	15,000,000.00	08/11/26
30	310953019	OF	Ontario	CA	Actual/360	3.772%	47,234.52	22,280.90	0.00	N/A	12/11/29	--	14,542,149.59	14,519,868.69	08/11/26
31	300802017	Various Various		CA	Actual/360	3.363%	41,701.20	0.00	0.00	N/A	11/01/29	--	14,400,000.00	14,400,000.00	08/01/26
32	1959128	RT	Los Angeles	CA	Actual/360	3.585%	37,493.33	26,039.07	0.00	N/A	01/01/30	--	12,145,226.32	12,119,187.25	08/01/26
33	410951135	IN	Oceanside	CA	Actual/360	3.780%	42,738.15	0.00	0.00	N/A	12/11/29	--	13,130,000.00	13,130,000.00	08/11/26
34	1959061	MF	Auburn	WA	Actual/360	3.300%	32,679.17	0.00	0.00	N/A	01/01/30	--	11,500,000.00	11,500,000.00	08/01/26
35	300802031	MF	Chico	CA	Actual/360	4.270%	40,341.91	15,133.13	0.00	N/A	01/01/30	--	10,971,585.22	10,956,452.09	05/01/26
36	300802015	Various Various		NY	Actual/360	3.800%	36,485.28	0.00	0.00	N/A	12/01/29	--	11,150,000.00	11,150,000.00	08/01/26
37	300802059	RT	Various	Various	Actual/360	4.000%	33,986.97	9,867,185.34	0.00	01/01/27	07/01/31	--	9,867,185.34	0.00	08/01/26
38	470116740	MF	New York	NY	Actual/360	3.340%	26,045.31	20,171.61	0.00	N/A	01/01/30	--	9,055,738.65	9,035,567.04	08/01/26
39	1957358	OF	Albuquerque	NM	Actual/360	3.855%	34,739.44	0.00	0.00	N/A	12/01/29	--	10,465,000.00	10,465,000.00	08/01/26
40	310953353	SS	Henderson	NV	Actual/360	3.714%	31,058.00	15,049.52	0.00	N/A	12/11/29	--	9,711,187.95	9,696,138.43	08/11/26
41	470117480	MF	New York	NY	Actual/360	3.190%	21,598.07	17,922.62	0.00	N/A	01/01/30	--	7,862,579.89	7,844,657.27	08/01/26
42	470116780	MF	Yonkers	NY	Actual/360	3.330%	22,252.32	17,312.50	0.00	N/A	01/01/30	--	7,760,180.93	7,742,868.43	08/01/26
43	300802000	MF	Kansas City	KS	Actual/360	3.788%	25,636.81	14,423.32	0.00	N/A	12/01/29	--	7,859,498.69	7,845,075.37	08/01/26
45	470117210	MF	White Plains	NY	Actual/360	3.270%	20,607.31	16,478.59	0.00	N/A	01/01/30	--	7,318,371.42	7,301,892.83	08/01/26
46	470117560	MF	Rocky Point	NY	Actual/360	3.510%	23,356.80	9,234.44	0.00	N/A	01/01/30	--	7,727,643.23	7,718,408.79	08/01/26
47	470117440	MF	New York	NY	Actual/360	3.410%	21,566.44	8,994.50	0.00	N/A	01/01/30	--	7,344,544.59	7,335,550.09	08/01/26
48	323190048	LO	Whitefish	MT	Actual/360	3.829%	24,011.85	12,461.71	0.00	N/A	12/01/29	--	7,282,510.98	7,270,049.27	08/01/26
49	300802022	SS	Sonora	CA	Actual/360	3.679%	24,710.62	0.00	0.00	N/A	01/01/30	--	7,800,000.00	7,800,000.00	08/01/26
50	1960110	SS	Mars	PA	Actual/360	3.720%	24,425.42	0.00	0.00	N/A	01/01/30	--	7,625,000.00	7,625,000.00	08/01/26
51	300802058	LO	Punta Gorda	FL	Actual/360	3.426%	22,421.27	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	08/01/26
52	300802012	SS	Longmont	CO	Actual/360	3.559%	22,985.21	0.00	0.00	N/A	12/01/29	--	7,500,000.00	7,500,000.00	08/01/26
53	470117320	MF	Staten Island	NY	Actual/360	3.340%	18,060.82	7,822.16	0.00	N/A	01/01/30	--	6,279,597.26	6,271,775.10	08/01/26
54	1855964	MU	Brooklyn	NY	Actual/360	3.610%	20,205.97	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	08/01/26
55	1959717	MF	Rancho Cordova	CA	Actual/360	4.090%	22,892.64	0.00	0.00	N/A	01/01/30	--	6,500,000.00	6,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	1959821	RT	Sunny Isles Beach	FL	Actual/360	3.720%	19,220.00	0.00	0.00	N/A	01/01/30	--	6,000,000.00	6,000,000.00	08/01/26
57	470116890	MF	New York	NY	Actual/360	3.170%	14,066.94	11,782.72	0.00	N/A	01/01/30	--	5,153,250.16	5,141,467.44	08/01/26
58	470117250	MF	Bronx	NY	Actual/360	3.270%	14,061.46	11,244.22	0.00	N/A	01/01/30	--	4,993,711.69	4,982,467.47	08/01/26
59	300802018	MF	Hialeah	FL	Actual/360	3.971%	17,589.69	8,576.28	0.00	N/A	12/01/29	--	5,143,977.68	5,135,401.40	08/01/26
60	470115980	MF	Spring Valley	NY	Actual/360	3.420%	13,996.53	10,455.97	0.00	N/A	01/01/30	--	4,752,642.28	4,742,186.31	08/01/26
61	300802007	SS	North Las Vegas	NV	Actual/360	3.965%	18,094.47	7,814.81	0.00	N/A	12/01/29	--	5,299,605.78	5,291,790.97	08/01/26
62	1959468	MF	Rexburg	ID	Actual/360	4.090%	18,842.40	0.00	0.00	N/A	12/01/29	--	5,350,000.00	5,350,000.00	08/01/26
63	470116970	MF	Yonkers	NY	Actual/360	3.320%	10,609.90	4,645.23	0.00	N/A	01/01/30	--	3,711,195.93	3,706,550.70	08/01/26
64	1958769	MU	Hinesburg	VT	Actual/360	4.360%	12,241.17	6,199.66	0.00	N/A	12/01/29	--	3,260,447.06	3,254,247.40	08/01/26
65	470117040	MF	Yonkers	NY	Actual/360	3.290%	9,080.45	4,040.97	0.00	N/A	01/01/30	--	3,205,178.51	3,201,137.54	08/01/26
66	470117520	MF	Yonkers	NY	Actual/360	3.260%	8,991.93	4,067.61	0.00	N/A	01/01/30	--	3,203,142.30	3,199,074.69	08/01/26
67	470116840	MF	New York	NY	Actual/360	3.340%	8,628.33	0.00	0.00	N/A	01/01/30	--	3,000,000.00	3,000,000.00	08/01/26
68	470116860	MF	Brooklyn	NY	Actual/360	3.280%	7,297.19	5,808.45	0.00	N/A	01/01/30	--	2,583,584.27	2,577,775.82	08/01/26
69	470117010	MF	Middle Island	NY	Actual/360	3.300%	6,782.13	5,349.23	0.00	N/A	01/01/30	--	2,386,671.85	2,381,322.62	08/01/26
70	470117610	MF	Yonkers	NY	Actual/360	3.490%	6,503.16	4,709.01	0.00	N/A	01/01/30	--	2,163,911.66	2,159,202.65	08/01/26
71	470116800	MF	New York	NY	Actual/360	3.320%	5,717.78	0.00	0.00	N/A	01/01/30	--	2,000,000.00	2,000,000.00	08/01/26
72	470117180	MF	New York	NY	Actual/360	3.310%	3,676.50	2,901.09	0.00	N/A	12/01/29	--	1,289,873.36	1,286,972.27	08/01/26
73	470117390	MF	New York	NY	Actual/360	3.270%	3,515.36	2,811.06	0.00	N/A	01/01/30	--	1,248,427.93	1,245,616.87	08/01/26
74	470117120	MF	New York	NY	Actual/360	3.260%	3,205.08	3,624.75	0.00	N/A	01/01/30	--	1,141,727.13	1,138,102.38	08/01/26
75	470117270	MF	New York	NY	Actual/360	3.380%	3,266.43	2,484.42	0.00	N/A	01/01/30	--	1,122,271.02	1,119,786.60	08/01/26
77	470116510	MF	New York	NY	Actual/360	3.380%	2,512.64	1,911.09	0.00	N/A	01/01/30	--	863,285.51	861,374.42	08/01/26
Totals							4,592,993.95	10,263,753.08	0.00				1,556,073,699.37	1,545,809,946.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	92,349,179.09	22,532,713.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	749,354,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,042,265.01	8,679,197.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	70,249,283.52	18,834,476.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	44,465,090.00	34,548,039.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,167,490.30	6,668,575.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,848,908.45	1,873,671.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	25,150,701.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,121,211.95	5,186,515.14	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	60,439,897.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	35,995,564.00	4,656,821.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,778,787.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,635,902.27	1,267,583.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,959,587.39	3,981,978.29	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,216,012.59	918,497.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,158,236.26	797,597.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,437,572.97	589,186.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,445,535.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,793,490.37	813,004.08	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,777,653.33	430,341.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,454,942.09	1,568,231.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,411,226.32	2,710,619.32	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,795,688.57	2,058,213.72	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	2,258,405.55	1,244,653.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	2,418,359.57	665,792.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,555,512.80	591,299.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	3,766,708.54	979,243.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,186,810.01	551,893.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,723,824.15	788,712.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,251,011.29	350,245.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	587,863.85	339,932.16	01/01/25	06/30/25	--	0.00	0.00	55,369.41	166,284.73	35,460.13	0.00
36	1,177,909.00	531,864.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,109,686.34	277,422.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	844,209.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,379,389.18	706,478.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,021,272.17	311,582.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,147,880.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	414,775.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	814,432.67	440,363.36	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	511,346.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	436,993.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	272,046.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	1,609,666.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	979,079.37	479,341.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1,897,714.71	1,730,567.41	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	939,339.65	499,342.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	84,564.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	608,830.43	267,234.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	722,556.11	409,116.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	737,132.91	318,670.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	358,263.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	381,772.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,742,986.81	409,829.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	86,923.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	568,842.14	247,261.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	699,806.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	(52,723.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	484,044.89	138,317.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	156,528.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	106,726.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	104,333.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	52,608.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	139,553.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	106,337.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	233,562.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	57,582.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	258,926.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	109,138.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	(1,695.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	86,108.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,297,141,849.08	132,004,095.24				0.00	0.00	55,369.41	166,284.73	35,460.13	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
37	300802059	9,848,656.63	Payoff Prior to Maturity	0.00	0.00
Totals		9,848,656.63		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	10,956,452.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	9,848,656.63	3.424031%	3.405258%	39
07/17/26	1	10,971,585.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.427729%	3.408994%	40
06/17/26	0	0.00	1	10,987,961.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.427784%	3.409039%	41
05/15/26	1	11,002,979.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.427835%	3.409080%	42
04/17/26	1	11,019,244.03	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.427890%	3.409124%	43
03/17/26	1	11,034,147.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.427941%	3.409165%	44
02/18/26	0	0.00	0	0.00	1	11,052,914.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428002%	3.409215%	45
01/16/26	0	0.00	1	11,067,693.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428052%	3.409256%	46
12/17/25	1	11,082,419.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428102%	3.411074%	47
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428155%	3.411119%	48
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428205%	3.411161%	49
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.428258%	3.411206%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
35	300802031	05/01/26	2	2	55,369.41	166,284.73	161,048.79	11,002,979.14	01/08/26	2	07/08/26
Totals					55,369.41	166,284.73	161,048.79	11,002,979.14

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		54,650,000	54,650,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,441,159,946	1,430,203,494	10,956,452		0
49 - 60 Months		0	0	0		0
> 60 Months		50,000,000	50,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,545,809,946	1,534,853,494	0	10,956,452	0	0
Jul-26	1,556,073,699	1,545,102,114	10,971,585	0	0	0
Jun-26	1,556,510,661	1,545,522,699	0	10,987,961	0	0
May-26	1,556,923,108	1,545,920,129	11,002,979	0	0	0
Apr-26	1,557,357,513	1,546,338,269	11,019,244	0	0	0
Mar-26	1,557,767,327	1,546,733,180	11,034,147	0	0	0
Feb-26	1,558,245,855	1,547,192,941	0	0	11,052,914	0
Jan-26	1,558,652,906	1,547,585,212	0	11,067,694	0	0
Dec-25	1,559,058,691	1,547,976,271	11,082,420	0	0	0
Nov-25	1,559,486,669	1,559,486,669	0	0	0	0
Oct-25	1,559,889,862	1,559,889,862	0	0	0	0
Sep-25	1,560,315,339	1,560,315,339	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
35	300802031	10,956,452.09	11,002,979.14	10,650,000.00	01/29/26	326,882.16	1.02550	06/30/25	01/01/30	281
63	470116970	3,706,550.70	3,706,550.70	8,100,000.00	11/06/19	(52,723.00)	(0.28000)	12/31/24	01/01/30	400
Totals		14,663,002.79	14,709,529.84	18,750,000.00		274,159.16

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	300802031	MF	CA	01/08/26	2

The loan transferred into special servicing on 1/8/2026. The loan matures on 1/1/2030. The subject is a 174-bed student housing property located in Chico, CA. The asset was built in 2018. As of May 2026, the property was approximately 64%

pre-lease d for the 2026-2027 school year and 47% occupied during the March 2026 site inspection. A site inspection found the asset in good overall condition with signs of recent neglect and a few fire life safety issues. To date, borrower and special servicer have been unable to come to terms on a way to resolve the on-going defaults. The special servicer filed for foreclosure and for the appointment of a receiver in March 2026. In April 2026, a receiver was appointed. Ahead of the foreclosure sale in J ul y 2026, Borrower filed chapter 11 bankruptcy.

63	470116970	MF	NY	04/27/26	0
No comment provided for this loan this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	832.38	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	423.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,361.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	798.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,160.88	0.00	423.99	0.00	0.00	0.00	832.38	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,417.25

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Supplemental Notes
None

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